Cover	Oct. 25, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2024
Entity File Number	001-41699
Entity Registrant Name	ALCHEMY INVESTMENTS ACQUISITION CORP 1
Entity Central Index Key	0001901336
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204-F
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	212
Local Phone Number	877-1588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Dollar 0. 0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	ALCYU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	ALCY
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of Dollar 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	ALCYW
Security Exchange Name	NASDAQ